Vident International Equity Strategy ETF
Schedule of Investments
May 31, 2024 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.7%
	Australia - 3.4%
113,523	BlueScope Steel, Ltd.	$1,596,034
91,421	Fortescue, Ltd.	1,504,177
46,109	JB Hi-Fi, Ltd.	1,785,606
309,781	New Hope Corporation, Ltd.	1,023,916
483,300	Qantas Airways, Ltd. (a)	1,976,720
40,879	Sonic Healthcare, Ltd.	661,448
93,015	Super Retail Group, Ltd.	809,740
882,446	Tabcorp Holdings, Ltd.	360,925
325,368	Whitehaven Coal, Ltd.	1,744,067
351,757	Yancoal Australia, Ltd.	1,511,223
		12,973,856
	Austria - 0.2%
3,687	OMV AG	185,080
18,511	voestalpine AG	539,766
		724,846
	Belgium - 0.7%
46,929	Proximus SADP	368,340
62,869	Solvay SA	2,295,266
		2,663,606
	Brazil - 2.4%
386,348	Cia de Saneamento de Minas Gerais Copasa MG	1,481,925
637,394	Marfrig Global Foods SA (a)	1,369,175
132,679	Pagseguro Digital, Ltd. - Class A (a)	1,625,318
169,024	Telefonica Brasil SA	1,412,111
493,521	TIM SA	1,493,939
367,705	Vibra Energia SA	1,503,464
		8,885,932
	Canada - 6.0%
42,293	Air Canada (a)	564,672
16,820	Alimentation Couche-Tard, Inc. (a)	981,573
43,793	Celestica, Inc. (a)	2,447,705
57,220	Empire Company, Ltd. - Class A (a)	1,355,415
1,760	Fairfax Financial Holdings, Ltd. (a)	1,980,989
13,579	George Weston, Ltd. (a)	1,928,942
30,039	Great-West Lifeco, Inc.	900,850
25,631	iA Financial Corporation, Inc. (a)	1,668,558
17,542	Loblaw Companies, Ltd. (a)	2,037,119
27,166	Magna International, Inc. (a)	1,228,812
79,705	Manulife Financial Corporation (a)	2,069,880
53,195	Parex Resources, Inc. (a)	872,958
19,198	Stelco Holdings, Inc. (a)	574,046
33,359	Sun Life Financial, Inc. (a)	1,671,682
54,083	Suncor Energy, Inc. (a)	2,205,931
		22,489,132
	Chile - 1.3%
1,010,428	Cencosud SA	1,895,941
12,931,500	Enel Americas SA	1,278,033
142,728,555	Latam Airlines Group SA	1,918,603
		5,092,577
	China - 5.2%
2,252,500	3SBio, Inc.	1,756,313
673,000	AAC Technologies Holdings, Inc.	2,068,890
1,590,000	China Coal Energy Company, Ltd. - H-Shares	2,001,892
2,704,000	China Resources Pharmaceutical Group, Ltd.	2,001,209
1,626,000	COSCO SHIPPING Holdings Company, Ltd. - H-Shares	2,714,382
1,328,000	Lenovo Group, Ltd.	1,904,575
1,368,000	PICC Property & Casualty Company, Ltd. - H-Shares	1,776,589
559,600	Sinopharm Group Company, Ltd. - H-Shares	1,516,425
4,852,000	The People's Insurance Company Group of China, Ltd. - H-Shares	1,686,930
991,800	Xiaomi Corporation (a)	2,216,015
		19,643,220
	Denmark - 3.1%
914	AP Moller - Maersk AS - Class B	1,658,202
35,253	Bavarian Nordic A/S (a)	948,450
32,601	D/S Norden AS	1,579,113
33,396	Demant AS (a)	1,599,151
343,767	H Lundbeck AS (a)	1,888,274
24,665	NKT A/S (a)	2,128,800
11,949	Pandora AS	1,954,776
1,798	Svitzer A/S (a)	70,526
		11,827,292
	Finland - 1.0%
127,582	Fortum OYJ	1,941,119
89,027	Nokia OYJ	347,062
167,228	Outokumpu OYJ	692,403
23,837	UPM-Kymmene OYJ	909,592
		3,890,176
	France - 1.3%
17,141	Bouygues SA	669,897
25,369	Cie de Saint-Gobain SA	2,219,220
51,684	Cie Generale des Etablissements Michelin SCA	2,084,417
		4,973,534
	Germany - 5.0%
6,468	Aurubis AG	545,232
17,178	Bayerische Motoren Werke AG	1,737,661
133,233	Deutsche Bank AG	2,202,253
207,030	Deutsche Lufthansa AG	1,443,355
69,238	Deutsche Telekom AG	1,675,422
107,014	E.ON SE	1,426,621
26,528	Freenet AG	690,595
33,543	Fresenius Medical Care AG & Company KGaA	1,426,711
60,505	Fresenius SE & Company KGaA (a)	1,923,233
19,238	Heidelberg Materials AG	1,999,089
95,125	K+S AG	1,394,113
11,905	Mercedes-Benz Group AG	858,158
20,417	Suedzucker AG	312,079
14,518	Talanx AG	1,152,898
		18,787,420
	Hong Kong - 6.7%
2,894,000	Bosideng International Holdings, Ltd.	1,672,031
1,152,600	China Taiping Insurance Holdings Company, Ltd.	1,244,923
3,678,000	China Traditional Chinese Medicine Holdings Company, Ltd.	1,983,953
12,738,000	GCL Technology Holdings, Ltd.	2,377,176
1,716,000	Geely Automobile Holdings, Ltd.	2,077,182
892,000	Kingboard Holdings, Ltd.	2,164,055
1,946,000	Kunlun Energy Company, Ltd.	2,019,790
115,500	Orient Overseas International, Ltd.	1,960,592
5,586,000	Pacific Basin Shipping, Ltd.	1,963,545
4,636,000	Sino Biopharmaceutical, Ltd.	1,682,941
1,398,000	Sino Land Company, Ltd.	1,483,175
1,092,000	SITC International Holdings Company, Ltd.	2,791,643
2,810,000	WH Group, Ltd. (b)	1,910,844
		25,331,850
	Indonesia - 2.1%
11,690,400	Adaro Energy Indonesia Tbk PT	1,992,763
5,463,200	Astra International Tbk PT	1,442,285
4,396,700	Bank Mandiri Persero Tbk PT	1,596,340
5,109,100	Bank Negara Indonesia Persero Tbk PT	1,383,387
1,193,000	United Tractors Tbk PT	1,620,645
		8,035,420
	Ireland - 0.3%
2,264	CRH plc (a)	185,104
13,372	DCC plc	968,739
		1,153,843
	Israel - 3.7%
92,565	Bank Hapoalim BM	845,956
1,169,255	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,404,879
14,232	Delek Group, Ltd.	1,617,421
266,778	ICL Group, Ltd.	1,241,278
39,415	Inmode, Ltd. (a)	754,009
378,879	Israel Discount Bank, Ltd. - Class A	1,933,960
34,673	Perion Network, Ltd. (a)	433,413
13,453	Plus500, Ltd.	382,991
148,314	Teva Pharmaceutical Industries, Ltd. (a)	2,447,781
126,334	ZIM Integrated Shipping Services, Ltd. (a)	2,847,568
		13,909,256
	Italy - 0.7%
350,507	A2A SpA	734,004
88,687	Iveco Group NV	1,056,657
25,787	Leonardo SpA	659,827
85,733	UnipolSai Assicurazioni SpA	235,844
		2,686,332
	Japan - 0.8%
148,100	Mazda Motor Corporation	1,562,097
43,900	Suzuken Company, Ltd.	1,325,842
		2,887,939
	Malaysia - 2.4%
1,347,800	CIMB Group Holdings Bhd	1,958,562
831,000	Malayan Banking Bhd	1,753,098
597,000	MISC Bhd	1,057,782
1,166,300	Petronas Chemicals Group Bhd	1,662,603
3,480,500	YTL Corporation Bhd	2,654,556
		9,086,601
	Mexico - 2.2%
163,785	Arca Continental SAB de CV	1,670,456
2,149,532	Cemex SAB de CV (a)	1,612,133
129,058	Fomento Economico Mexicano SAB de CV	1,470,959
131,132	Grupo Financiero Banorte SAB de CV - Class O	1,239,309
177,202	Qualitas Controladora SAB de CV	2,262,525
		8,255,382
	Netherlands - 2.8%
289,888	Aegon, Ltd.	1,870,590
10,723	ING Groep NV	190,492
62,394	Koninklijke Ahold Delhaize NV	1,933,154
42,711	NN Group NV	1,984,046
30,891	Randstad NV	1,623,106
82,867	Stellantis NV	1,817,200
32,960	STMicroelectronics NV	1,354,503
		10,773,091
	Norway - 5.1%
65,649	Aker BP ASA	1,680,992
1,532,965	DNO ASA	1,704,989
61,047	Equinor ASA	1,760,510
246,673	Leroy Seafood Group ASA	1,080,973
97,956	Mowi ASA	1,751,754
294,646	Norsk Hydro ASA	1,989,830
220,290	Orkla ASA	1,752,620
180,201	Storebrand ASA	1,945,884
150,345	Telenor ASA	1,752,334
581,173	Var Energi ASA	2,055,942
52,943	Yara International ASA	1,637,966
		19,113,794
	Poland - 2.7%
48,034	Bank Polska Kasa Opieki SA	1,952,106
13,537	KGHM Polska Miedz SA	521,606
366	LPP SA	1,611,999
116,334	ORLEN SA	1,878,423
144,301	Powszechna Kasa Oszczednosci Bank Polski SA	2,175,694
151,284	Powszechny Zaklad Ubezpieczen SA	1,921,311
		10,061,139
	Portugal - 0.7%
5,943,345	Banco Comercial Portugues SA - Class R (a)	2,398,243
3,526	Galp Energia SGPS SA	73,934
		2,472,177
	Republic of Korea - 7.4%
26,190	CJ Corporation	2,608,502
28,887	DB Insurance Company, Ltd.	2,159,405
33,168	Doosan Bobcat, Inc.	1,382,250
47,084	Hankook Tire & Technology Company, Ltd.	1,491,194
13,639	Hyundai Glovis Company, Ltd.	1,768,228
76,337	Hyundai Marine & Fire Insurance Company, Ltd.	1,808,424
11,113	Hyundai Mobis Company, Ltd.	1,721,670
32,519	Hyundai Wia Corporation	1,305,880
25,035	Kia Corporation	2,128,215
68,079	KT Corporation	1,799,640
233,531	LG Uplus Corporation	1,627,658
5,737	NongShim Company, Ltd.	1,903,977
23,589	OCI Holdings Company, Ltd.	1,650,915
19,451	Samsung C&T Corporation	1,897,967
8,943	Samsung SDS Company, Ltd.	989,540
47,131	SK Telecom Company, Ltd.	1,736,074
		27,979,539
	Russian Federation - 0.0% (e)
24,074	Severstal PAO - GDR (a)(c)	–
	Singapore - 7.2%
933,500	ComfortDelGro Corporation, Ltd.	959,950
80,540	DBS Group Holdings, Ltd.	2,144,436
2,397,700	Genting Singapore, Ltd.	1,614,195
233,156	Hafnia, Ltd.	2,041,479
61,100	Jardine Cycle & Carriage, Ltd.	1,163,508
1,423,700	Keppel REIT	900,542
338,800	Keppel, Ltd.	1,684,350
750,200	NetLink NBN Trust, Ltd.	463,429
181,200	Oversea-Chinese Banking Corporation, Ltd.	1,945,115
361,500	Sembcorp Industries, Ltd.	1,361,275
352,000	Singapore Airlines, Ltd.	1,762,995
309,700	Singapore Technologies Engineering, Ltd.	957,717
974,000	Singapore Telecommunications, Ltd.	1,787,024
83,019	United Overseas Bank, Ltd.	1,891,067
335,100	UOL Group, Ltd.	1,336,235
111,700	Venture Corporation, Ltd.	1,158,566
704,100	Wilmar International, Ltd.	1,609,580
1,408,300	Yangzijiang Shipbuilding Holdings, Ltd.	2,375,471
		27,156,934
	South Africa - 1.1%
80,392	Aspen Pharmacare Holdings, Ltd.	992,160
6,633	Harmony Gold Mining Company, Ltd.	60,212
2,373,207	Old Mutual, Ltd.	1,339,912
451,395	Sanlam, Ltd.	1,698,410
		4,090,694
	Spain - 1.2%
198,944	Banco Bilbao Vizcaya Argentaria SA	2,146,776
81,763	Mapfre SA	196,164
16,461	Repsol SA	268,408
424,301	Telefonica SA	1,973,761
		4,585,109
	Sweden - 3.5%
16,826	Autoliv, Inc.	2,146,493
81,745	Getinge AB - Class B	1,453,458
90,658	SKF AB - Class B	1,976,560
246,925	SSAB AB - Class B	1,427,475
300,046	Telefonaktiebolaget LM Ericsson - Class B	1,842,408
57,256	Trelleborg AB - Class B	2,226,610
680,612	Volvo Car AB (a)	2,273,086
		13,346,090
	Switzerland - 4.6%
7,987	Bunge Global SA	859,322
7,227	Chubb, Ltd.	1,957,216
329,830	Glencore plc	2,018,866
5,871	Helvetia Holding AG	788,093
23,552	Holcim AG	2,056,672
24,762	Julius Baer Group, Ltd.	1,484,375
5,215	Kuehne + Nagel International AG	1,476,952
16,312	Novartis AG	1,684,630
52,590	Sandoz Group AG	1,868,908
6,133	Swatch Group AG	1,313,073
15,307	Swiss Re AG	1,946,143
108	Swisscom AG	59,642
		17,513,892
	Taiwan - 8.1%
1,098,000	Acer, Inc.	1,793,054
44,000	Arcadyan Technology Corporation	226,832
398,000	ASE Technology Holding Company, Ltd.	1,928,938
323,000	Chicony Electronics Company, Ltd.	1,859,588
1,467,000	Compal Electronics, Inc.	1,677,852
782,000	Compeq Manufacturing Company, Ltd.	1,767,068
361,000	Evergreen Marine Corporation Taiwan, Ltd.	2,345,820
485,000	Hon Hai Precision Industry Company, Ltd.	2,575,168
339,000	L&K Engineering Company, Ltd.	2,260,419
648,000	Pegatron Corporation	2,120,393
375,000	Powertech Technology, Inc.	2,060,567
392,000	Radiant Opto-Electronics Corporation	2,377,848
134,000	Simplo Technology Company, Ltd.	1,704,266
630,000	Tong Yang Industry Company, Ltd.	2,187,905
304,000	Tripod Technology Corporation	1,989,504
1,043,000	United Microelectronics Corporation	1,770,853
		30,646,075
	Thailand - 0.4%
34,597,900	TMBThanachart Bank plc	1,589,303

	United Kingdom - 4.4%
224,329	Barratt Developments plc	1,437,223
102,476	BT Group plc	170,398
951,536	Centrica plc	1,714,878
187,390	easyJet plc	1,097,494
96,933	International Distributions Services plc	414,923
321,328	J Sainsbury plc	1,134,070
59,624	Janus Henderson Group plc	1,997,404
376,102	Kingfisher plc	1,264,655
522,181	Marks & Spencer Group plc	2,007,826
789,371	Taylor Wimpey plc	1,478,902
459,356	Tesco plc	1,818,896
2,014,959	Vodafone Group plc	1,939,996
		16,476,665
	TOTAL COMMON STOCKS (Cost $338,790,197)	369,102,716

PREFERRED STOCKS - 1.4%
	Brazil - 0.8%
563,973	Cia Energetica de Minas Gerais	1,067,673
542,463	Metalurgica Gerdau SA	1,104,361
108,337	Petroleo Brasileiro SA	801,007
		2,973,041
	Chile - 0.6%
716,858	Embotelladora Andina SA - Class B	2,208,844
	Germany - 0.0% (e)
29,925	Schaeffler AG	192,483
	TOTAL PREFERRED STOCKS (Cost $4,544,354)	5,374,368
Principal Amount
SHORT-TERM INVESTMENTS - 0.8%
	Money Market Deposit Account - 0.8%
$3,092,704	U.S. Bank Money Market Deposit Account, 4.21% (d)	3,092,704
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,092,704)	3,092,704
	TOTAL INVESTMENTS - 99.9% (Cost $346,427,255)	377,569,788
	Other Assets in Excess of Liabilities - 0.1%	259,905
	NET ASSETS - 100.0%	$377,829,693

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. At May 31, 2024, the value of these securities amounted to $1,910,844 or 0.5% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of  May 31, 2024.

(e)	Less than 0.05% of net assets.

REIT	Real Estate Investment Trust.
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$369,102,716	$-	$0	$369,102,716
Preferred Stocks	5,374,368	-	-	5,374,368
Short-Term Investments	3,092,704	-	-	3,092,704
Total Investments in Securities	$377,569,788	$-	$0	$377,569,788

^See Schedule of Investments for breakout of investments by country classification.

For the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.